UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4229

Churchill Cash Reserves Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of Agent for Service)

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).

Churchill Cash Reserves Trust

March 31, 2018

(unaudited)
Cash and Net Assets -100.0%	$1,002

See accompanying notes to financial statements.

CHURCHILL CASH RESERVES TRUST
NOTES TO FINANCIAL STATEMENTS

Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.
Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Item 2. Controls and Procedures.

(a) The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Chairman, President and Trustee
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Chair, President and Trustee
May 17, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 17, 2018